American Century Investments®
Quarterly Portfolio Holdings
Inflation-Adjusted Bond Fund
June 30, 2025

Inflation-Adjusted Bond - Schedule of Investments
JUNE 30, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. TREASURY SECURITIES — 84.1%
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	64,385,202	65,470,916
U.S. Treasury Inflation-Indexed Bonds, 1.75%, 1/15/28	22,266,197	22,553,975
U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/28	52,036,482	55,343,369
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	39,471,225	41,078,075
U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29	44,589,262	48,690,621
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32	26,386,580	29,383,510
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	36,450,541	28,329,458
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	46,372,796	34,496,789
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	61,293,318	51,509,588
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	53,435,825	39,047,403
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46	3,858,558	2,926,328
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	30,698,514	22,262,380
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48	25,042,133	18,435,234
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49	13,067,110	9,490,199
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50	51,383,169	29,876,567
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	46,514,040	25,362,775
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52	47,864,103	25,582,947
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53	11,115,657	8,812,465
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54	3,135,780	2,872,192
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26(1)	21,793,244	21,552,722
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	26,732,742	26,504,078
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26(1)	14,909,419	14,739,717
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	58,100,875	57,312,757
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	117,481,012	115,036,314
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	49,833,580	49,166,272
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27	10,829,300	10,965,939
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	102,676,843	100,783,573
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28	75,934,500	75,806,441
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28	27,923,863	27,588,855
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28	15,710,100	16,299,346
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	36,589,248	36,029,454
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	12,964,250	13,316,132
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	67,910,598	65,232,160
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29	2,242,922	2,271,154
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	61,345,020	57,910,660
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	57,429,621	53,966,102
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31	57,007,586	52,838,431
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31	103,711,385	95,476,620
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	58,441,630	52,991,915
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32	121,727,025	113,592,184
U.S. Treasury Inflation-Indexed Notes, 1.125%, 1/15/33	61,277,886	58,582,638
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33	121,047,396	117,609,318
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34	28,177,470	27,946,219
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/34	98,033,141	98,165,210
U.S. Treasury Inflation-Indexed Notes, 2.125%, 1/15/35	508,250	516,853
TOTAL U.S. TREASURY SECURITIES (Cost $2,079,274,904)		1,923,725,855
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.4%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4 , 5.50%, 3/25/33	34,384	34,365
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(2)	1,594,797	1,445,604

Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(2)	1,270,854	1,150,874
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	316,381	311,554
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(2)	2,638,455	2,665,835
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(2)	7,191,777	7,219,026
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(2)	3,005,531	3,007,131
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A, VRN, 5.50%, 4/25/56(2)	8,563,394	8,597,132
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(2)	9,965,024	9,987,559
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	861,795	802,980
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(2)	4,385,855	4,405,271
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(2)	8,106,243	8,131,115
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(2)	5,510,467	5,567,166
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(2)	6,290,944	6,308,946
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(2)	4,624,704	4,622,552
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(2)	9,620,091	9,719,438
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(2)	3,952,611	3,979,743
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(2)	4,512,650	4,526,330
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(2)	3,275,739	3,290,393
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(2)	5,174,821	5,170,467
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(2)	5,676,584	5,744,462
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(2)	2,425,142	2,426,069
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(2)	2,818,122	2,817,349
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(2)	3,837,212	3,848,515
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(2)	5,266,148	5,282,381
Sequoia Mortgage Trust, Series 2025-5, Class A5, SEQ, VRN, 5.50%, 6/25/55(2)	12,069,916	12,134,483
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $122,795,015)		123,196,740
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.8%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.8%
GNMA, 5.50%, TBA	70,187,000	70,301,039
GNMA, 5.00%, 11/20/53	15,532,778	15,311,619
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $84,810,042)		85,612,658
CORPORATE BONDS — 2.4%
Banks — 0.7%
BNP Paribas SA, VRN, 4.375%, 3/1/33(2)	1,776,000	1,741,095
Citigroup, Inc., VRN, 5.83%, 2/13/35	385,000	392,998
Truist Financial Corp., VRN, 6.12%, 10/28/33	9,473,000	10,072,325
Wells Fargo & Co., VRN, 4.97%, 4/23/29	4,630,000	4,695,398
		16,901,816
Capital Markets — 0.5%
Goldman Sachs Group, Inc., VRN, 4.94%, 4/23/28	3,224,000	3,250,378
Morgan Stanley, VRN, 4.99%, 4/12/29	3,029,000	3,073,472
State Street Corp., VRN, 3.03%, 11/1/34	6,255,000	5,780,333
		12,104,183
Consumer Finance — 0.2%
Encore Capital Group, Inc., 9.25%, 4/1/29(2)	3,312,000	3,526,230
Diversified REITs — 0.5%
Highwoods Realty LP, 3.875%, 3/1/27	6,700,000	6,579,702
Piedmont Operating Partnership LP, 9.25%, 7/20/28	3,023,000	3,368,400
Piedmont Operating Partnership LP, 6.875%, 7/15/29	560,000	590,119
Piedmont Operating Partnership LP, 3.15%, 8/15/30	439,000	394,067
		10,932,288
Electric Utilities — 0.2%
Duke Energy Corp., 5.45%, 6/15/34	3,735,000	3,838,741
Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31(2)	1,338,000	1,361,942
		5,200,683

Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.90%, 8/1/41	1,000,000	903,282
Oil, Gas and Consumable Fuels — 0.2%
Petroleos Mexicanos, 6.50%, 3/13/27	1,859,000	1,847,247
Petroleos Mexicanos, 5.35%, 2/12/28	2,410,000	2,315,724
Petroleos Mexicanos, 6.84%, 1/23/30	678,000	655,436
		4,818,407
Software — 0.1%
Oracle Corp., 3.60%, 4/1/40	1,315,000	1,053,242
TOTAL CORPORATE BONDS (Cost $54,848,586)		55,440,131
CONVERTIBLE PREFERRED SECURITIES — 2.4%
Banks — 1.6%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	4,000,000	3,927,930
Barclays PLC, 6.125%	6,725,000	6,735,969
HSBC Holdings PLC, 6.00%	5,720,000	5,728,514
Intesa Sanpaolo SpA, 7.70%(2)	4,000,000	4,017,380
Lloyds Banking Group PLC, 7.50%	2,600,000	2,613,481
Macquarie Bank Ltd., 6.125%(2)	2,432,000	2,445,378
NatWest Group PLC, 6.00%	2,600,000	2,602,229
Nordea Bank Abp, 6.625%(2)	6,520,000	6,573,790
Societe Generale SA, 4.75%(2)	2,600,000	2,567,876
		37,212,547
Capital Markets — 0.6%
Deutsche Bank AG, 6.00%	4,000,000	3,991,780
UBS Group AG, 6.875%	5,460,000	5,468,456
UBS Group AG, 9.25%(2)	4,210,000	4,605,630
		14,065,866
Insurance — 0.2%
Allianz SE, 3.50%(2)	3,440,000	3,390,660
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $54,438,051)		54,669,073
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57	9,556,000	9,939,469
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	5,153,000	5,429,159
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57	2,520,000	2,640,389
Benchmark Mortgage Trust, Series 2024-V8, Class A3, SEQ, VRN, 6.19%, 7/15/57	8,826,000	9,317,008
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $26,677,088)		27,326,025
ASSET-BACKED SECURITIES — 0.8%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(2)	4,714,403	4,426,691
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(2)	3,822,799	3,220,194
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 7/30/54(2)	3,465,585	3,560,281
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(2)	3,925,000	3,959,599
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(2)	3,370,398	3,404,590
TOTAL ASSET-BACKED SECURITIES (Cost $19,164,061)		18,571,355
COLLATERALIZED LOAN OBLIGATIONS — 0.5%
Dryden 43 Senior Loan Fund, Series 2016-43A, Class B2R2, 3.09%, 4/20/34(2)	5,000,000	4,662,209
Palmer Square CLO Ltd., Series 2024-4A, Class A2, VRN, 5.83%, (3-month SOFR plus 1.50%), 1/15/38(2)	3,650,000	3,657,558
THL Credit Wind River CLO Ltd., Series 2019-3A, Class CR2, VRN, 6.26%, (3-month SOFR plus 2.00%), 4/15/31(2)	3,800,000	3,810,423
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $12,450,000)		12,130,190
PREFERRED SECURITIES — 0.2%
Banks — 0.2%
Citigroup, Inc., 4.00% (Cost $4,059,902)	4,119,000	4,100,270

SHORT-TERM INVESTMENTS — 1.9%
Commercial Paper(3) — 1.9%
Overwatch Alpha Funding LLC, 4.45%, 7/1/25(2)	43,000,000	42,994,818
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class(4)	645,695	645,695
TOTAL SHORT-TERM INVESTMENTS (Cost $43,645,695)		43,640,513
TOTAL INVESTMENT SECURITIES — 102.7% (Cost $2,502,163,344)		2,348,412,810
OTHER ASSETS AND LIABILITIES — (2.7)%		(62,099,313)
TOTAL NET ASSETS — 100.0%		$2,286,313,497

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	201	September 2025	$21,909,000	$204,718
U.S. Treasury 10-Year Notes	73	September 2025	8,185,125	119,604
U.S. Treasury 10-Year Ultra Notes	867	September 2025	99,068,297	1,759,403
			$129,162,422	$2,083,725
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.85%	8/26/25	$14,000,000	$585	$2,166,259	$2,166,844
CPURNSA	Receive	2.24%	1/12/26	$50,000,000	806	6,497,883	6,498,689
CPURNSA	Receive	2.22%	1/19/26	$50,000,000	806	6,537,733	6,538,539
CPURNSA	Receive	2.29%	2/2/26	$25,000,000	403	3,182,142	3,182,545
CPURNSA	Receive	2.50%	8/9/26	$8,000,000	195	97,937	98,132
CPURNSA	Receive	2.57%	4/5/28	$8,500,000	314	69,715	70,029
CPURNSA	Receive	2.64%	8/2/28	$22,000,000	418	60,026	60,444
CPURNSA	Receive	1.86%	6/20/29	$25,000,000	(775)	4,072,934	4,072,159
CPURNSA	Receive	2.39%	8/2/29	$12,000,000	468	70,155	70,623
CPURNSA	Receive	1.80%	10/21/29	$24,500,000	(765)	4,157,166	4,156,401
CPURNSA	Receive	2.52%	11/4/29	$15,600,000	511	27,575	28,086
CPURNSA	Receive	2.52%	11/4/29	$13,400,000	505	23,621	24,126
CPURNSA	Receive	1.88%	11/21/29	$22,000,000	(738)	3,559,614	3,558,876
CPURNSA	Receive	1.87%	11/25/29	$4,000,000	(544)	652,088	651,544
CPURNSA	Receive	1.29%	5/19/30	$4,500,000	548	992,804	993,352
CPURNSA	Receive	2.66%	8/2/30	$37,400,000	581	(165,992)	(165,411)
CPURNSA	Receive	2.42%	5/2/32	$2,500,000	509	1,759	2,268
CPURNSA	Receive	2.62%	3/2/33	$17,500,000	529	(23,906)	(23,377)
CPURNSA	Receive	2.65%	8/2/33	$24,900,000	613	(244,842)	(244,229)
CPURNSA	Receive	2.52%	11/4/34	$8,000,000	548	(9,091)	(8,543)
CPURNSA	Receive	2.51%	11/4/34	$8,000,000	548	(2,344)	(1,796)
CPURNSA	Receive	2.45%	12/10/34	$5,000,000	523	21,741	22,264
CPURNSA	Receive	2.44%	12/11/34	$10,000,000	574	60,456	61,030
					$7,162	$31,805,433	$31,812,595

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Barclays Bank PLC	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	$(2,356,323)
Barclays Bank PLC	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(928,049)
						$(3,284,372)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
GNMA	–	Government National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $17,206,961.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $226,777,165, which represented 9.9% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4)Includes securities purchased with cash collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $394,801.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$1,923,725,855	—
Collateralized Mortgage Obligations	—	123,196,740	—
U.S. Government Agency Mortgage-Backed Securities	—	85,612,658	—
Corporate Bonds	—	55,440,131	—
Convertible Preferred Securities	—	54,669,073	—
Commercial Mortgage-Backed Securities	—	27,326,025	—
Asset-Backed Securities	—	18,571,355	—
Collateralized Loan Obligations	—	12,130,190	—
Preferred Securities	—	4,100,270	—
Short-Term Investments	$645,695	42,994,818	—
	$645,695	$2,347,767,115	—
Other Financial Instruments
Futures Contracts	$2,083,725	—	—
Swap Agreements	—	$32,255,951	—
	$2,083,725	$32,255,951	—
Liabilities
Other Financial Instruments
Swap Agreements	—	$3,727,728	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.